Borrowings (Details 4) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction | $		$ 3,193,089
Borrowings	R$ 24,898,156		R$ 23,361,421
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 24,161,801		22,141,580
Foreign currency | Other - SACE 1
Disclosure of detailed information about borrowings [line items]
Issue date	November 2018
Initial amount of the transaction | $		295,125
Maturity	November 2028
Charges (% per year)	Us dollar exchange variation + semianual Libor + 0.90
Borrowings	R$ 1,147,397		0
Foreign currency | Other - SACE
Disclosure of detailed information about borrowings [line items]
Initial amount of the transaction | $		$ 295,125
Borrowings	R$ 1,147,397		R$ 0